Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 19.1	$ 10.8	$ 10.2
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.4	6.1	5.5
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.4	11.4	9.6
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.3	4.7	5.1
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2	4.9	1.8
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6	6.5	5.6
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2	3.0	2.0
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(13.5)	(17.2)	(12.0)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	21.9	12.7	12.7
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	47.5	$ 40.7	$ 25.7
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.7
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.5
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.0
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.3
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(16.6)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.4
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	54.9
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	24.1
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.3
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	21.9
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.1
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.1
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	25.2
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	87.3
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.9
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.0
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.3
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.6
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.4
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.3
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 38.9